TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION
15.	TAXATION
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Singapore
The Company’s subsidiaries incorporated in Singapore are subject to Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years 2022, 2023 and 2024, the first HK$2 million of profits earned by one of our subsidiaries incorporated in Hong Kong was taxed at a rate of 8.25%, while the remaining profits were taxed at the 16.5% tax rate.
Mainland China
The Company’s subsidiaries and VIEs registered in mainland China are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

The PRC EIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises.
Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). The HNTE certificate is effective for a period of three years. Further, preferential EIT rates are available for qualified Software Enterprises whereby entities are entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years
.
Certain subsidiaries and VIEs including Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Qunar Software, Qunar Beijing, Beijing Hujinxinrong Technology Co., Ltd, Ctrip Business Travel Information Service (Shanghai) Co., Ltd. and Shanghai Xielv Information Technology Co., Ltd. are qualified as HNTEs for the years ended December 31, 2022, 2023 and 2024, which entitled a preferential tax rate of
15
%. Certain subsidiaries were entitled a reduced tax rate as qualified Software Enterprise for the years ended 2022 and 2023 and such tax benefit expired at the end of the five-year period on December 31, 2023.
In 2001, the PRC state taxation administration (“STA”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalog are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. On April 23, 2020, the Ministry of Finance, the STA, and the PRC National Development and Reform Commission (“NDRC”) jointly issued the Announcement on Renewing the Enterprise Income Tax Policy for Western Development, which reduced the revenue percentage requirement of the “encouraged” businesses to no less than 60% and would be applied from 2021 to 2030. Chengdu Ctrip, Chengdu Ctrip International, and Chengdu Information are entitled to enjoy a preferential tax rate of 15% until 2030, provided that their “encouraged” businesses account for no less than required percentage pursuant to current policies.
Pursuant to the PRC EIT Law, effective January 1, 2008, a 10% withholding income tax is imposed for dividends distributed by foreign invested enterprises (“FIE”) to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax. Prior to 202
3
, the Company intended to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities.
From 2023, the Company decided to distribute earnings of its FIE subsidiaries in onshore PRC entities to their immediate foreign holding company in Hong Kong. For the years ended December 31, 2023 and 2024, the Company accrued RMB
475
 million and RMB
735
 million withholding tax expenses at

5
% tax rate associated with its earnings expected to be distributed from its FIEs in the Chinese mainland to their immediate foreign holding company, respectively. As of December 31, 2023 and 2024, the Company has accrued withholding tax liabilities associated with all of its earnings expected to be distributed from its FIEs in mainland China to overseas, except for unrecognized deferred tax liabilities of RMB
1.2
 b
illion and RMB
1.0
 billion related to the remaining undistributed earnings that the Company still intends to indefinitely reinvest in the mainland China, respectively.
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) released model rules introducing a
15
% global minimum tax rate for large multinational corporations (“Pillar Two”). Certain tax jurisdictions in which the Company operate have enacted legislations consistent with the Pillar Two model rules effective beginning in 2024. The Company have assessed the Pillar Two tax impact for entities and jurisdictions that would be impacted by the Pillar Two model rules enacted in 2024, and concluded there is no material effect on our tax provision for the year ended December 31, 2024. The Company will continue to evaluate the potential effect of Pillar Two on future reporting periods.
Income/(loss) from domestic and foreign components before income tax expenses and equity in (loss)/income of affiliates (RMB in millions):

	2022	2023	2024
Domestic	3,501	13,368	15,922
Foreign	(866)	(2,688)	1,081

Total	2,635	10,680	17,003

The (loss)/income from foreign components mainly includes the (loss)/gain from the fair value changes of equity securities investments and exchangeable senior notes, impairments for investments, share-based compensation charges, foreign exchange gain/(loss) and interest (expense)/income incurred in its overseas companies.
The income tax expenses from domestic components for the years ended December 31, 2022, 2023 and 2024 was RMB476 million, RMB875 million and RMB1,475 million, respectively. The income tax expenses from foreign components for the years ended December 31, 2022 and 2023 and 2024 was RMB206 million, RMB875 million and RMB1,129 million, respectively.
Composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2022	2023	2024
Current income tax expense	387	2,511	3,109
Deferred tax (benefit)/expense	295	(761)	(505)

Income tax expense	682	1,750	2,604

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2022	2023	2024
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	6%	2%	2%
— Change in fair value of equity securities investments and exchangeable senior notes	(22%)	3%	(2%)
— Others	(2%)	(2%)	(3%)
R&D expense super deduction	(16%)	(6%)	(5%)
Effect of preferential tax treatments inside mainland China	(7%)	(10%)	(6%)
Difference in tax rates of subsidiaries outside mainland China	19%	1%	1%
Changes in valuation allowance	23%	(5%)	(1%)
Withholding tax on the earnings distributed and anticipated to be remitted	—	8%	4%

Effective EIT rate	26%	16%	15%

The change in the Company’s effective tax rates from year over year is primarily attributable to the tax differences from certain subsidiaries with preferential tax rates, changes in deferred tax liabilities relating to withholding tax, the non-deductible
expenses and tax effects from investing activities.
The provisions for income taxes for the years ended December 31, 2022, 2023 and 2024 differ from the amounts computed by applying the EIT primarily due to preferential tax treatments enjoyed by certain subsidiaries and the VIEs of the Company. The following table sets forth the effect of preferential tax treatments on China operations:

	2022	2023	2024

	RMB (in millions, except per share data)
Preferential tax treatments effect	183	826	1,098
Basic net income per ADS effect	0.28	1.27	1.68
Diluted net income per ADS effect	0.28	1.23	1.59
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside mainland China and preferential tax treatments are as follows:

		2022	2023	2024
Ctrip Computer Technology	15%	(2.7%)	(3.1%)	(2.3%)
Ctrip Travel Information	15%	0.2%	(0.1%)	0.1%
Ctrip Travel Network	15%	(2.7%)	(3.2%)	(1.5%)
Chengdu Information	15%	(0.8%)	(0.8%)	(0.5%)
Beijing Hujinxinrong Technology Co., Ltd	15%	(2.2%)	(0.7%)	(0.7%)
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands	0%-25%	19.6%	1.4%	1.4%
Qunar and subsidiaries	15%	(0.2%)	(1.6%)	(1.1%)
Others	various	0.8%	(0.9%)	(0.8%)

Total		12.0%	(9.0%)	(5.4%)

Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2023	2024
Deferred tax assets
Accrued expenses	1,044	1,454
Losses carry forwards	1,406	1,402
Accrued liability for rewards programs	177	370
Accrued staff related expenses	395	346
Others	476	394
Less: Valuation allowance of deferred tax assets	(922)	(712)

	2,576	3,254
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,350)	(3,363)
Withholding tax on undistributed earnings	(475)	(735)
	(3,825)	(4,098)

Net deferred tax liabilities	(1,249)	(844)

Movement of valuation allowances were as follows (RMB in millions):

	2022	2023	2024

Balance at beginning of year	892	1,513	922
Changes in current year	621	(591)	(210)

Balance at end of year	1,513	922	712
As of December 31, 2023, and 2024, valuation allowance of RMB922 million and RMB712 million was mainly provided for net operating tax loss carry forwards related to certain subsidiaries and the VIEs based on the assessment that it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2024, the accumulated net operating loss of RMB4.0
b
illion of the Company’s subsidiaries incorporated in Singapore, Hong Kong, the Netherlands, UK, can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of RMB3,526 million mainly arose from the Company’s subsidiaries and consolidated VIEs established in the Chinese mainland and Japan, which can be carried forward to offset future taxable income. The remaining accumulated net operating loss will expire during the period from 2025 to 2029.
As of December 31, 2023 and 2024, the unrecognized tax benefit and accrual is nil.
Tax years subject to examination by major jurisdictions
In general, the PRC and the UK tax authorities have up to five years or four years to review a company’s tax filings, respectively. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2020 through 2024 and the Company’s UK subsidiaries for tax years 2021 through 2024 remain subject to the review by the relevant tax authorities.